LOANS AND BORROWINGS - Particulars of unsecured long-term loans and borrowings (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)
Unsecured long-term loans and borrowings
Outstanding loan amount | ¥			¥ 2,844
Unsecured Debt
Unsecured long-term loans and borrowings
Term of loan	2 years
Principal amount of credit facility | $	$ 5,000
Outstanding loan amount		$ 438	¥ 2,844